INTANGIBLE ASSETS AND GOODWILL	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL [Text Block]

8. INTANGIBLE ASSETS AND GOODWILL

a) Intangible assets

A summary of the Company's intangible assets subject to amortization is as follows:

	March 31, 2024	January 31, 2024
	$	$
Licenses	12,010,274	12,010,274
Brands	644,800	644,800
Customer relationships	1,540,447	1,540,447
	14,195,521	14,195,521
Less: accumulated amortization	(7,908,931)	(7,712,656)
	6,286,590	6,482,865

During the year ended January 31, 2024, the Company disposed of licenses in Oregon with total cost of $156,750 and accumulated amortization of $85,294 (Note 4).

During the year ended March 31, 2024, the Company recognized amortization expense on intangible assets of $196,275 (year ended January 31, 2024 - $1,332,507). Of the total amortization expense, $1,393 (year ended January 31, 2024 - $9,071) was allocated to inventory.

The estimated aggregate amortization expense for each of the five succeeding years is as follows:

$
March 31, 2025	1,323,108
March 31, 2026	1,323,108
March 31, 2027	1,323,108
March 31, 2028	1,323,108
March 30, 2029	994,158
6,286,590

b) Goodwill

As at March 31, 2024 and January 31, 2024, the Company had goodwill of $28,541,323 and $28,541,323, respectively, which was allocated to the Nevada reporting unit. There was no impairment on goodwill identified during the years ended March 31, 2024 and January 31, 2024.

8. INTANGIBLE ASSETS AND GOODWILL

a) Intangible assets

A summary of the Company's intangible assets subject to amortization is as follows:

	January 31, 2024	January 31, 2023
	$	$
Licenses	12,010,274	12,167,021
Brands	644,800	644,800
Customer relationships	1,540,447	1,540,447
	14,195,521	14,352,268
Less: accumulated amortization	(7,712,656)	(6,465,443)
	6,482,865	7,886,825

During the year ended January 31, 2024, the Company recognized amortization expense on intangible assets of $1,332,507 (2023 - $1,337,336). Of the total amortization expense, $9,071 (2023 - $9,065) was allocated to inventory.

During the year ended January 31, 2024, the Company disposed of licenses in Oregon with a cost of $156,750 and accumulated amortization of $85,294 (Note 4).

The estimated aggregate amortization expense for each of the five succeeding years is as follows:

$
January 31, 2025	1,298,974
January 31, 2026	1,298,974
January 31, 2027	1,298,974
January 31, 2028	1,298,974
January 30, 2029	1,286,969
6,482,865

b) Goodwill

As at January 31, 2024 and 2023, the Company had goodwill of $28,541,323 and $28,541,323, respectively, which was allocated to the Nevada reporting unit. There was no impairment on goodwill identified during the years ended January 31, 2024 and 2023.